SEGMENTS, CUSTOMERS AND GEOGRAPHIC INFORMATION (Narrative) (Details)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
One channel partner [Member]
Segment Reporting Information [Line Items]
Revenue Percentage	12.10%
No Single Customer [Member]
Segment Reporting Information [Line Items]
Revenue Percentage		10.00%	10.00%